Cost Analysis Continuing Operations - Summary of Cost of Sales and Operating Costs Analysis (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cost of sales and operating cost analysis [line items]
Total	€ 16,903	€ 16,566	[1]	€ 14,743	[1]
Total	6,222	6,315	[1]	5,497	[1]
Cost of Sales [Member]
Cost of sales and operating cost analysis [line items]
Depreciation, amortisation and impairment	830	817		697
Operating Costs [Member]
Cost of sales and operating cost analysis [line items]
Depreciation, amortisation and impairment	221	255		216
Continuing Operations [Member]
Cost of sales and operating cost analysis [line items]
Depreciation, amortisation and impairment	1,051	1,072		913
Continuing Operations [Member] | Cost of Sales [Member]
Cost of sales and operating cost analysis [line items]
Raw materials and goods for resale	7,428	7,307		6,978
Employment costs	2,869	2,725		2,446
Energy conversion costs	1,004	940		789
Repairs and maintenance	811	803		630
Depreciation, amortisation and impairment	830	817		697
Change in inventory	(142)	(33)		37
Other production expenses (primarily sub-contractor costs and equipment rental)	4,103	4,007		3,166
Total	16,903	16,566		14,743
Continuing Operations [Member] | Operating Costs [Member]
Cost of sales and operating cost analysis [line items]
Selling and distribution costs	4,236	4,100		3,593
Administrative expenses	1,986	2,215		1,904
Total	€ 6,222	€ 6,315		€ 5,497

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.